Earnings Per Share - Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Net loss	$ (39,667)	$ (12,475)	$ (7,224)
Allocation of loss net of dividends to shareholders of preferred shares	0	268	357
Net loss to shareholders of common shares	$ (39,667)	$ (12,207)	$ (6,867)
Weighted average number of common shares outstanding (in shares)	56,399,499	36,129,647	22,292,548
Basic and diluted loss per share (in CAD per share)	$ (0.70)	$ (0.34)	$ (0.31)